Statements of Cash Flows (USD $)	3 Months Ended	6 Months Ended	9 Months Ended	15 Months Ended
	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013
Cash Flows From Operating Activities:
Net Loss	$ 25	$ (41,092)	$ (74,279)	$ (115,371)
Accounts payable		4,475		4,475
Accounts payable- related party		4,492		4,492
Net Cash Used In Operating Activities	25	(32,125)	(74,279)	(106,404)
Cash Flows From Financing Activities:
Proceeds From Stock Issuance		20,000	86,330	106,330
Contributed Capital			100	100
Net Cash Provided By Financing Activities		20,000	86,430	106,430
Net Increase In Cash And Cash Equivalents	25	(12,125)	12,151	26
Cash And Cash Equivalents - Beginning		12,151
Cash And Cash Equivalents - Ending	$ 25	$ 26	$ 12,151	$ 26